Note 9 - Derivative Instruments (Details Textual) oz in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Contract oz	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Contract oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026 CAD ($) Contract	Dec. 31, 2025 CAD ($) Contract
Derivative [Line Items]
Maximum Allocation of Forecasted CAD-demonimated Operating Costs	75.00%		75.00%			75.00%	75.00%
Description of hedge activity	Within this period we can hedge up to 100% of a specific exposure, provided the derivative allows us to participate 100% in the upside. Our program also utilizes derivatives to manage price risk exposure created from when revenue is recognized from a shipment of concentrate until final settlement.
Realized Investment Gains			$ 51,900,000
Forecasted CAD-denominated Operating Costs to be Hedged, Term (Year)	5 years		5 years
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net			$ (4,100,000)	$ (3,800,000)	$ (3,600,000)
Unrealized Gain (Loss) on Derivatives	$ 1,200		10,400,000
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	$ 3,400,000		$ 1,100,000
Production Protected | oz	10,000		9,672
Assets Needed for Immediate Settlement, Aggregate Fair Value	$ 50		$ 50
Maximum [Member]
Derivative [Line Items]
General FairValue Hedge Information Minimum R Square	100.00%					100.00%
Casa Berardi [Member]
Derivative [Line Items]
Other Adjustments To Income Discontinued Operations		$ 1,800,000
Realized Investment Gains	$ 900,000
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 0.9	$ 1.3
Derivative, Forward Exchange Rate	0.013528		0.01354			0.013528	0.01354
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax			$ 900,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months			$ 900,000
Derivative, Gain (Loss) on Derivative, Net, Total	$ 300,000	0
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Minimum [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate			0.013148				0.013148
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate			0.014202				0.014202
Foreign Exchange Forward [Member] | Keno Hill [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 30.2	$ 37.5
Cash Operating Expenditure						$ 42.9	$ 59.5
Derivative, Forward Exchange Rate	0.013948		0.0139			0.013948	0.0139
Exchange Rate	0.013797		0.01377			0.013797	0.01377
Foreign Exchange Forward [Member] | Casa Berardi and Keno Hill [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate			0.01383				0.01383
Foreign Exchange Forward [Member] | Casa Berardi & Keno Hill [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 2.7	$ 3.3
Derivative, Forward Exchange Rate	0.013845					0.013845
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Casa Berardi [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held, Total | Contract	132		165			132	165
Derivative, Notional Amount	$ 55,300,000		$ 73,100,000			$ 76.6	$ 101.6
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives			4,800,000	(5,700,000)	1,200,000
Price Risk Derivative [Member]
Derivative [Line Items]
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	3,700,000		200,000
Settlement Under Collars [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total	22,300,000	600,000	51,500,000
Unsettled Concentrate Sales Contracts [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total	10,200,000	5,300,000	(12,000,000)	1,300,000	$ 19,700,000
Price Risk Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	2,300,000	$ 2,200,000	13,100,000	$ 11,400,000
Commodity Contract [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral, Total	10,500,000		43,600,000
Derivative, Fair Value, Obligations Under the Agreements	$ 10,500,000		$ 43,600,000